Note 8 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 260,347	$ 205,231	$ 594,847	$ 434,131
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	444,165	75,500	444,165	651,125
Current and former directors, officers and companies controlled by them	704,511	335,654	1,039,011	1,201,379
Current and former directors, officers and companies controlled by them [member] | Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	260,346	205,231	594,846	434,131
Current and former directors, officers and companies controlled by them [member] | Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 0	$ 54,923	$ 0	$ 116,123